COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

Purchase commitment

As of June 30, 2026, the Group has future minimum purchase commitment related to the purchase of vehicles, research and development services and other operating expenses. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2026 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Purchase commitment	43,290	10,929	54,219

Capital commitment

As of June 30, 2026, the Group has certain capital commitments on the construction of the Group’s corporate buildings, leasehold improvements, molds and tooling. Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2026 were as follows:

	Less than	More than
	one year	one year	Total
	US$	US$	US$
Capital expenditure commitment	9,925	—	9,925

Repurchase commitment

The Group has entered into repurchase agreements with lending institutions in connection with its dealers’ wholesale floor-plan financing of vehicles. Pursuant to the agreements, in the event that a dealer has declared the intention to file for bankruptcy, and a lender is able to repossess the vehicle and deliver the repossessed vehicle to the Group, the Group is obligated to repurchase the vehicle from the lender at the unpaid balance of the original invoice price for the vehicle. The Group did not repurchase any vehicles under the repurchase agreements since the inception of the repurchase agreements, and the Group believes that, based on historical experience, the likelihood of a material loss pursuant to these repurchase obligations is remote. The total amount financed under the floor financing programs with repurchase obligations was US$62,981 as of June 30, 2026.